Equity based compensation - Additional Information (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares EquityInstruments	Dec. 31, 2023 CAD ($) EquityInstruments	Dec. 31, 2024 USD ($) shares EquityInstruments	Dec. 31, 2022 EquityInstruments
Disclosure Of Equity Based Compensation
Equity based compensation	$ 29,930,000	$ 42,756,000
Vermilion incentive plan
Disclosure Of Equity Based Compensation
Weighted average fair value at measurement date, other equity instruments granted	$ 16.62	$ 18.19
Performance factor (ratio)	1.0	1.0
Annual forfeiture rate share options granted	7.20%	5.30%	7.20%
Equity based compensation	$ 27,500,000	$ 29,200,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	3,926	4,478	3,926	5,503
Granted | EquityInstruments	1,917	1,694
Deferred Share Units
Disclosure Of Equity Based Compensation
Weighted average fair value at measurement date, other equity instruments outstanding			$ 14.32
Weighted average fair value at measurement date, other equity instruments granted		$ 14.26
Equity based compensation	$ 1,400,000	$ 2,300,000
Number of other equity instruments outstanding in share-based payment arrangement | shares	568,826		568,826
Number of grants outstanding in share-based payment arrangement		470,952